DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF THE BUSINESS	DESCRIPTION OF THE BUSINESS
Carrier Global Corporation (the "Company") is a global leader in intelligent climate and energy solutions with a focus on providing differentiated, digitally-enabled lifecycle solutions to its customers. The Company's portfolio includes industry-leading brands such as Carrier, Viessmann, Toshiba, Automated Logic and Carrier Transicold that offer innovative heating, ventilating and air conditioning ("HVAC"), refrigeration and cold chain transportation solutions to help make the world safer and more comfortable. The Company also provides a broad array of related building services, including audit, design, installation, system integration, repair, maintenance and monitoring. The Company's operations are classified into four segments: Climate Solutions Americas, Climate Solutions Europe, Climate Solutions Asia Pacific, Middle East & Africa and Climate Solutions Transportation.